Trading Properties	12 Months Ended
Jun. 30, 2021
11. Trading properties

11. Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2021 and 2020 were as follows:

	Completed properties	Properties under development	Undeveloped sites	Total
At June 30, 2019	4,033	3,596	4,927	12,556
Additions	36	2,604	846	3,486
Deconsolidation	-	(233)	-	(233)
Currency translation adjustment	452	47	817	1,316
Transfers	1,859	(1,486)	(50)	323
Disposals	(3,340)	(3,282)	(53)	(6,675)
At June 30, 2020	3,040	1,246	6,487	10,773
Additions	-	408	397	805
Desconsolidation	(2,128)	(142)	(5,420)	(7,690)
Currency translation adjustment	(195)	(126)	(373)	(694)
Transfers	194	(194)	-	-
Disposals	(790)	(390)	(256)	(1,436)
At June 30, 2021	121	802	835	1,758

	June 30, 2021	June 30, 2020
Non-current	1,644	7,294
Current	114	3,479
Total	1,758	10,773

(i)

Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group’s borrowings. The net book value amounted to ARS 801 and ARS 865 as of June 30, 2021 and 2020, respectively. Additionally, the Group has contractual obligations not provisioned related to these plots of lands committed when certain properties were acquired or real estate projects were approved, and amount to ARS 906 andARS 1,039, respectively. During 2021, infrastructure works have been started in the a and b sector and it is estimated to be complete by the end of 2021 and the beginning of 2022, together with the delivery of the units built in tower 1 by the barterer, this allows us to give better access to the area that will help advance the development that is taking place in the area.